LONG-TERM BANK LOAN (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 Credit facility Vimicro Tianjin USD ($)	Mar. 31, 2013 Credit facility Vimicro Tianjin CNY	Dec. 31, 2012 Credit facility Vimicro Tianjin USD ($)	Dec. 31, 2012 Credit facility Vimicro Tianjin CNY	Dec. 31, 2012 Loan from China Construction Bank, Tianjin branch USD ($)
Long-term bank loan
Total long-term bank loan	$ 4,773							$ 4,773
Interest rate (as a percent)								7.25%
Contractual maturities of loans
2015	1,432
2016	1,671
Thereafter	1,670
Total long-term bank loan	4,773							4,773
Net book value of construction and the underlying land use rights								19,316
Maximum credit facility						29,600	186,000
Annualized variable interest rate as percentage of benchmark lending rate of the People's Bank of China						105.00%	105.00%	105.00%
Interest expenses								256
Capitalized interest expenses as construction in progress	55							55
Amount drawn down under the facility				$ 12,728	80,000	$ 4,773	30,000
Percentage of repayment of principal amount in 2015 under the facility						30.00%	30.00%
Percentage of repayment of principal amount in 2016 under the facility						35.00%	35.00%